UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JPMorgan China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2016 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK
CHINA (60.7%)
Aerospace & Defense (0.5%)
Avic Aviation Engine Corp. plc, ‘A’	119,601	615,219

Airlines (0.8%)
Spring Airlines Co., Ltd., ‘A’	148,529	1,005,855

Automobiles (0.8%)
Chongqing Changan Automobile Co., Ltd., ‘A’	395,502	941,022

Banks (10.1%)
China Construction Bank Corp.	7,980,000	5,915,760
China Merchants Bank Co., Ltd.	1,891,500	4,765,086
Industrial Bank Co., Ltd., ‘A’	366,100	876,554
Postal Savings Bank of China Co., Ltd. (a) (e)	1,332,000	819,148

		12,376,548

Beverages (1.1%)
Kweichow Moutai Co., Ltd., ‘A’	29,580	1,321,166

Capital Markets (0.7%)
Huatai Securities Co., Ltd., ‘A’	327,150	880,411

Chemicals (1.0%)
Kangde Xin Composite Material Group Co., Ltd., ‘A’	467,063	1,266,042

Commercial Services & Supplies (1.0%)
Beijing Originwater Technology Co., Ltd., ‘A’	432,718	1,200,841

Construction & Engineering (0.3%)
China Machinery Engineering Corp.	694,000	406,214

Diversified Telecommunication Services (2.1%)
China Telecom Corp., Ltd.	4,984,000	2,512,434

Electrical Equipment (1.1%)
Guoxuan High-Tech Co. Ltd.	106,400	528,012
Luxshare Precision Industry Co., Ltd., ‘A’	259,913	787,922

		1,315,934

Electronic Equipment, Instruments & Components (4.1%)
AAC Technologies Holdings, Inc.	232,500	2,336,570
GoerTek, Inc., ‘A’	234,800	1,064,169
Hangzhou Hikvision Digital Technology Co., Ltd., ‘A’	428,370	1,571,546

		4,972,285

Health Care Providers & Services (1.4%)
Phoenix Healthcare Group Co., Ltd.	988,500	1,756,167

Hotels, Restaurants & Leisure (3.0%)
China CYTS Tours Holding Co., Ltd., ‘A’	339,300	1,040,791
Tuniu Corp. (a)	69,000	698,280
Wynn Macau Ltd.	1,143,200	1,892,462

		3,631,533

Household Durables (1.0%)
Hangzhou Robam Appliances Co., Ltd., ‘A’	200,350	1,239,647

Independent Power & Renewable Electricity Producers (1.0%)
CGN Power Co., Ltd. (e)	3,973,000	1,172,989

Insurance (4.7%)
PICC Property & Casualty Co., Ltd.	694,000	1,148,853
Ping An Insurance Group Co. of China Ltd., ‘A’	901,152	4,615,195

		5,764,048

Internet & Direct Marketing Retail (1.2%)
JD.com, Inc. (a)	58,400	1,523,656

Internet Software & Services (15.2%)
Alibaba Group Holding Ltd. (a)	63,300	6,696,507
Tencent Holdings Ltd.	356,600	9,792,661
Wangsu Science & Technology Co., Ltd., ‘A’	196,291	2,054,140

		18,543,308

Leisure Products (0.6%)
Alpha Group, ‘A’	163,925	687,649

Machinery (1.9%)
China Conch Venture Holdings Ltd.	557,500	1,086,767
Han’s Laser Technology Industry Group Co., Ltd., ‘A’	398,204	1,274,014

		2,360,781

Media (0.7%)
Zhejiang Huace Film & TV Co., Ltd., ‘A’	422,320	863,635

Oil, Gas & Consumable Fuels (2.7%)
CNOOC Ltd.	2,666,000	3,306,549

Pharmaceuticals (0.9%)
Jiangsu Hengrui Medicine Co., Ltd., ‘A’	165,593	1,093,609

Real Estate Management & Development (2.0%)
KWG Property Holding Ltd.	679,500	445,910
Poly Real Estate Group Co., Ltd., ‘A’	1,363,650	1,962,675

		2,408,585

Specialty Retail (0.8%)
China Harmony New Energy Auto Holding Ltd.	2,073,500	1,005,152

TOTAL CHINA		74,171,279

HONG KONG (28.4%)
Auto Components (1.3%)
Nexteer Automotive Group Ltd.	1,208,000	1,572,998

Automobiles (0.6%)
Brilliance China Automotive Holdings Ltd.	630,000	706,642

Banks (2.6%)
BOC Hong Kong Holdings Ltd.	596,000	2,013,202
Dah Sing Banking Group Ltd.	647,200	1,159,827

		3,173,029

Commercial Services & Supplies (1.0%)
China Everbright International Ltd.	1,073,000	1,275,471

Diversified Financial Services (2.2%)
Hong Kong Exchanges and Clearing Ltd.	104,281	2,739,991

Gas Utilities (1.7%)
China Resources Gas Group Ltd.	594,000	2,029,421

Household Durables (1.5%)
Man Wah Holdings Ltd.	1,342,400	860,158
Techtronic Industries Co., Ltd.	236,000	921,922

		1,782,080

Industrial Conglomerates (2.3%)
CK Hutchison Holdings Ltd.	164,000	2,084,782
Shun Tak Holdings Ltd.	2,256,000	727,141

		2,811,923

Insurance (5.4%)
AIA Group Ltd.	809,000	5,376,715
China Taiping Insurance Holdings Co., Ltd. (a)	617,000	1,217,072

		6,593,787

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2016 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK— continued
Media (0.7%)
IMAX China Holding, Inc. (a) (e)	177,500	869,605

Pharmaceuticals (1.1%)
Sino Biopharmaceutical Ltd.	1,974,000	1,325,942

Real Estate Management & Development (5.9%)
Cheung Kong Property Holdings Ltd.	383,500	2,798,476
China Resources Land Ltd.	436,000	1,214,171
Sun Hung Kai Properties Ltd.	136,000	2,053,221
Wharf Holdings Ltd. (The)	151,000	1,098,957

		7,164,825

Textiles, Apparel & Luxury Goods (1.6%)
Pacific Textiles Holdings Ltd.	426,000	552,519
Regina Miracle International Holdings Ltd. (e)	1,073,000	1,466,376

		2,018,895

Water Utilities (0.5%)
Beijing Enterprises Water Group Ltd.	922,000	622,877

TOTAL HONG KONG		34,687,486

SINGAPORE (0.7%)
Trading Companies & Distributors (0.7%)
BOC Aviation Ltd. (e)	161,800	832,322

TAIWAN (16.5%)
Banks (1.5%)
E.Sun Financial Holding Co., Ltd.	3,162,816	1,801,096

Communications Equipment (0.5%)
Wistron NeWeb Corp.	212,180	669,461

Electronic Equipment, Instruments & Components (2.1%)
Largan Precision Co., Ltd.	21,000	2,532,421

Food & Staples Retailing (1.2%)
President Chain Store Corp.	190,000	1,509,308

Insurance (0.4%)
China Life Insurance Co., Ltd.	521,000	476,197

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Semiconductor Engineering, Inc.	1,203,802	1,444,002
Himax Technologies, Inc.	76,643	658,363
Silicon Motion Technology Corp.	23,205	1,201,787
Taiwan Semiconductor Manufacturing Co., Ltd.	1,606,057	9,350,797

		12,654,949

Technology Hardware, Storage & Peripherals (0.5%)
Catcher Technology Co., Ltd.	74,000	600,820

TOTAL TAIWAN		20,244,252

TOTAL INVESTMENTS (106.3% of Net Assets) (Cost $105,493,561)		129,935,339

Liabilities in excess of other assets (-6.3% of Net Assets)		(7,726,591)

NET ASSETS (100.0%)		$122,208,748

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2016 (Unaudited) (continued)

As of September 30, 2016, aggregate cost for Federal income tax purposes was $105,493,561. The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost	29,526,343
Excess of cost over market value	(5,084,565)

Net unrealized gain	24,441,778

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
A	China A-shares.

A.        Valuation of Investments – All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination or, if no sales price is available at that time, at the mean between the last current bid and ask prices. Securities that are traded over-the-counter are valued, if bid and ask quotations are available, at the mean between the current bid and ask prices. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. All other securities and assets are valued at fair value as determined in good faith by the Board of Directors. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are translated to United States dollar equivalents at the prevailing exchange rate in effect on the valuation date. Investments in open ended mutual funds are valued at current day’s closing net asset value per share.

JF International Management Inc. (the Investment ‘Advisor’), an indirect wholly-owned subsidiary of JPMorgan Chase & Co. has established the Asian Fair Valuation Committee (“AFVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Advisor implements the valuation policies for the valuation of investments, as directed by the Board. The AFVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Advisor is responsible for discussing and assessing the potential impacts of the fair values on an ongoing basis, and at least on a quarterly basis with the AFVC and the Board.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$129,935,339	$—	$—	$129,935,339

(a)	Portfolio holdings designated in level 1 are disclosed individually in the Investment Portfolio. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2015	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016
Investments in Securities
China
Common Stocks — Software	$382,353	$222,639	$(211,040)	$—	$—	$(393,952)	$—	$—	$—
Common Stocks — Trading Companies & Distributors	158,172	(22,367)	(9,288)	—	—	(126,517)	—	—	—

Total	$540,525	$200,272	$(220,328)	$—	$—	$(520,469)	$—	$—	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
November 28, 2016

/s/ Neil Martin
Neil S. Martin
Treasurer and Chief Operating Officer of the JPMorgan China Region Fund, Inc.
November 28, 2016